Leases (Details) - Schedule of future minimum payments operating leases - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of future minimum payments operating leases [Abstract]
2023	$ 509,152
2024	200,912
2025	60,749
Total lease payments	770,813
Less: imputed interest	(34,377)
Total	$ 736,436	$ 1,246,798